RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2012
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
Schedule of Research and Development Expenses
	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Salaries and related expenses	655,526	550,095	348,164	289,116	1,194,170	557,042	482,662	5,502,548
Professional fees	103,029	85,611	60,774	57,654	210,674	94,711	205,903	1,545,782
Materials	86,448	32,329	45,894	14,171	60,360	19,114	56,791	566,163
Depreciation	12,741	10,398	6,244	6,103	22,835	53,219	44,948	238,416
Travel expenses	10,951	23,818	3,112	8,385	119,498	58,215	25,195	355,018
Vehicle maintenance	16,806	15,135	6,499	8,087	33,856	33,697	30,411	258,226
Other	68,027	63,728	37,775	24,115	147,908	118,058	159,198	1,136,551
	953,528	781,114	508,462	407,631	1,789,301	934,056	1,005,108	9,602,704
Less:Grants from the OCS (*)	-	-	-	-	-	-	-	(93,462)
	953,528	781,114	508,462	407,631	1,789,301	934,056	1,005,108	9,509,242
(*)	See Note 9A.